Derivative Instruments and Hedging Activities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative
Derivative [Line Items]
Fair value, asset	$ 2.2	$ 3.2
Fair value, liability	74.6	53.6
Restricted cash - current and - long-term	$ 14.3	6.8
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net		$ 1.1